Leases	6 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

Note 10 – Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company's leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company's real estate leases are classified as operating leases.

The Company has a lease agreement for a concrete service plant with an unrelated party which will expire on September 30, 2022, with annual payments of approximately $403,000. The Company has a lease agreement for roadway access for the west side entry of the concrete service plant with an unrelated party which will expire on June 30, 2022, with annual payments of approximately $23,000. The Company has a lease agreement for office space from Mr. Weili He, the Company's former Chief Financial Officer, through October 31, 2023, with annual payments of approximately $22,000. The Company has a lease agreement for office space in New York through May 31, 2020, with annual payments of $28,980.

Upon adoption of FASB ASU 2016-02, the Company recognized approximately $1.4 million right of use ("ROU") assets and approximately $1.1 million lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 5.66% based on duration of lease terms. The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Total operating lease expenses were approximately $0.2 million for each of the six months ended December 31, 2019 and 2018, respectively.

The seven-year maturity of the Company's lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount

2020	$475,774
2021	444,593
2022	23,396
2023	19,497
Total lease payments	963,260
Less: Interest	(74,099)
Present value of lease liabilities	$889,161